Commitments and Contingencies (Details) - Schedule of future minimum payments under lease commitments $ in Thousands	Sep. 30, 2021 USD ($)
Schedule of future minimum payments under lease commitments [Abstract]
Three months period ending December 31, 2021	$ 1,004
2022	3,865
2023	3,310
2024	2,535
2025	2,111
2026	2,111
Thereafter	19,100
Total Lease Liabilities	$ 34,036